REVENUE - Revenue table (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue [abstract]
Revenue from sale of gold	R 7,864.3	R 6,229.7	R 5,489.7
Revenue from sale of silver	13.9	10.0	6.6
Total revenue	R 7,878.2	R 6,239.7	R 5,496.3